DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
3.  DISCONTINUED OPERATIONS

On April 23, 2010, we sold our APPRO loan origination software business (“APPRO”), for approximately $72 million.  On July 1, 2010, we sold substantially all the assets of our Direct Marketing Services division (“DMS”) for approximately $117 million.  Both of these businesses had previously been reported in our U.S. Consumer Information Solutions segment.  The historical results of these operations for the year ended December 31, 2010 are classified as discontinued operations in the Consolidated Statements of Income.  Revenue for these businesses for the year ended December 31, 2010 was $42.1 million.   Pretax income was $65.4 million for the year ended December 31, 2010.  We recorded a gain from the sale of APPRO in the second quarter of 2010 of $12.3 million, after tax, and a gain from the sale of DMS in the third quarter of 2010 of $14.9 million, after tax, both of which were classified as discontinued operations in the Consolidated Statements of Income.

During 2011, we settled various contingencies related to past divestitures that resulted in $1.5 million of income from discontinued operations, net of tax.

During the first quarter of 2013, we divested of two non-strategic business lines, Equifax Settlement Services, which was part of our Mortgage business within the USCIS operating segment and Talent Management Services, which was part of our Employer Services business within our Workforce Solutions operating segment, for a total of $47.5 million. The historical results of these operations are classified as discontinued operations in the Consolidated Statements of Income. For further information regarding these divestitures, see Note 14.